UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Exchange Fund

September 30, 2006

1.807724.102

EXC-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.2%
General Motors Corp.	11,551	$ 384,186
Hotels, Restaurants & Leisure - 3.3%
McDonald's Corp.	201,170	7,869,770
Household Durables - 0.5%
The Stanley Works	23,948	1,193,808
Media - 6.4%
Gannett Co., Inc.	32,737	1,860,444
McGraw-Hill Companies, Inc.	138,858	8,057,930
News Corp. Class A	3,612	70,976
The McClatchy Co. Class A	60	2,531
The Walt Disney Co.	139,487	4,311,543
Tribune Co.	12,286	401,998
Viacom, Inc. Class B (non-vtg.) (a)	9,520	353,954
		15,059,376
Multiline Retail - 0.3%
Federated Department Stores, Inc.	17,076	737,854
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc. (a)	197,153	6,782,063
TOTAL CONSUMER DISCRETIONARY		32,027,057
CONSUMER STAPLES - 12.6%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	56,196	2,669,872
The Coca-Cola Co.	72,998	3,261,551
		5,931,423
Food Products - 0.1%
General Mills, Inc.	4,999	282,943
Household Products - 7.6%
Colgate-Palmolive Co.	65,295	4,054,820
Procter & Gamble Co.	222,163	13,769,662
		17,824,482
Tobacco - 2.4%
Altria Group, Inc.	72,270	5,532,269
TOTAL CONSUMER STAPLES		29,571,117
Common Stocks - continued
	Shares	Value
ENERGY - 11.4%
Energy Equipment & Services - 3.0%
Schlumberger Ltd. (NY Shares)	101,096	$ 6,270,985
Transocean, Inc. (a)	9,870	722,780
		6,993,765
Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp.	87,280	5,660,981
Exxon Mobil Corp.	178,951	12,007,612
Royal Dutch Shell PLC Class A sponsored ADR	33,010	2,181,961
		19,850,554
TOTAL ENERGY		26,844,319
FINANCIALS - 13.3%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	39,100	1,833,790
Lehman Brothers Holdings, Inc.	63,198	4,667,804
		6,501,594
Consumer Finance - 4.4%
American Express Co.	183,503	10,290,848
Diversified Financial Services - 3.1%
Citigroup, Inc.	107,405	5,334,806
JPMorgan Chase & Co.	39,181	1,839,940
		7,174,746
Insurance - 3.0%
Berkshire Hathaway, Inc. Class B (a)	1,725	5,475,150
The St. Paul Travelers Companies, Inc.	7,061	331,090
Torchmark Corp.	21,617	1,364,249
		7,170,489
TOTAL FINANCIALS		31,137,677
HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 3.6%
Becton, Dickinson & Co.	84,290	5,956,774
Boston Scientific Corp. (a)	121,379	1,795,195
Zimmer Holdings, Inc. (a)	11,487	775,373
		8,527,342
Pharmaceuticals - 12.8%
Bristol-Myers Squibb Co.	138,035	3,439,832
Eli Lilly & Co.	30,231	1,723,167
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	141,569	$ 9,193,491
Merck & Co., Inc.	59,161	2,478,846
Pfizer, Inc.	172,694	4,897,602
Schering-Plough Corp.	132,858	2,934,833
Wyeth	102,174	5,194,526
		29,862,297
TOTAL HEALTH CARE		38,389,639
INDUSTRIALS - 13.6%
Aerospace & Defense - 2.9%
Raytheon Co.	35,600	1,709,156
United Technologies Corp.	80,328	5,088,779
		6,797,935
Commercial Services & Supplies - 0.5%
Waste Management, Inc.	33,125	1,215,025
Industrial Conglomerates - 7.2%
3M Co.	42,960	3,197,083
General Electric Co.	384,446	13,570,944
		16,768,027
Machinery - 2.3%
Parker Hannifin Corp.	42,828	3,329,020
SPX Corp.	40,291	2,153,151
		5,482,171
Road & Rail - 0.7%
Union Pacific Corp.	17,560	1,545,280
TOTAL INDUSTRIALS		31,808,438
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 2.1%
Motorola, Inc.	194,748	4,868,700
Computers & Peripherals - 6.0%
Hewlett-Packard Co.	310,092	11,377,275
International Business Machines Corp.	33,898	2,777,602
		14,154,877
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	61,373	2,006,283
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. Class B (a)	21,503	$ 817,329
Software - 1.1%
Microsoft Corp.	90,290	2,467,626
TOTAL INFORMATION TECHNOLOGY		24,314,815
MATERIALS - 3.0%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	84,853	5,631,694
Cabot Corp.	37,691	1,402,105
Tronox, Inc. Class B	1,462	18,670
		7,052,469
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.1%
Embarq Corp.	5,510	266,519
Windstream Corp.	1,815	23,940
		290,459
Wireless Telecommunication Services - 0.9%
ALLTEL Corp.	1,756	97,458
Sprint Nextel Corp.	110,210	1,890,102
		1,987,560
TOTAL TELECOMMUNICATION SERVICES		2,278,019
TOTAL COMMON STOCKS (Cost $24,317,146)		223,423,550
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b) (Cost $10,763,216)	10,763,216	$ 10,763,216
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $35,080,362)		234,186,766
NET OTHER ASSETS - 0.1%		250,624
NET ASSETS - 100%		$ 234,437,390
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 295,610
Total	$ 295,610
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $35,080,361. Net unrealized appreciation aggregated $199,106,405, of which $202,056,729 related to appreciated investment securities and $2,950,324 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006